Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Management evaluated all activity of Howmet and concluded that no subsequent events have occurred that would require recognition in the Consolidated Financial Statements or disclosure in the Notes to the Consolidated Financial Statements, except as noted below:
See Note I regarding the share repurchases made in January and February 2026 and the retirement of 659,909 shares of Class A Preferred Stock. See Note Q regarding the extension of the 5-Year Revolving Credit Agreement and new 364-Day Revolving Credit Facility in February 2026. See Note T regarding a small privately-held fasteners company acquired in February 2026.